Mid-Cap 1.5x Strategy Fund Shareholder Fees	Aug. 01, 2025 USD ($)
Class H [Member] | Mid-Cap 1.5x Strategy Fund | Class H
Prospectus [Line Items]
Shareholder Fee, Other